Financial Instruments and Risk Management (Details 3)	12 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Financial Instruments And Risk Management
Average rate	1.5747	1.1795	1.6554	1.1413
Year-end spot rate	1.5615	1.5615	1.5896	1.5896	1.1326	1.2271